Segment reporting - Schedule of Segment Performance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 803,794	$ 516,551	$ 332,978
Cost of sales	(377,356)	(180,388)	(123,445)
Gross profit	426,438	336,163	209,533
Research and development costs	(171,249)	(127,930)	(85,315)
Selling and marketing expenses	(96,766)	(55,953)	(33,464)
Manufacturing and distribution costs	(44,593)	(16,670)	(6,251)
General and administration costs	(95,789)	(85,318)	(49,668)
Other (losses)/gains (net)	11,735	4,885	(23,827)
Operating profit	29,776	55,177	11,008
Other losses/(gains) (net)	(11,735)	(4,885)	23,827
Depreciation and amortization	21,506	4,851	4,485
Total segment adjusted EBITDA	96,444	108,254	65,022
Precision Medicine
Disclosure of operating segments [line items]
Research and development costs	(71,156)	(71,628)	(53,669)
Therapeutics
Disclosure of operating segments [line items]
Research and development costs	(98,039)	(55,877)	(31,258)
Manufacturing Solutions
Disclosure of operating segments [line items]
Research and development costs	(5,813)	(425)	(388)
Operating segments
Disclosure of operating segments [line items]
Revenue from contracts with customers	803,794	516,551	332,978
Inter-segment revenue	0
Cost of sales	(377,356)	(180,388)	(123,445)
Gross profit	426,438	336,163	209,533
Research and development costs	(171,249)	(127,930)	(85,315)
Selling and marketing expenses	(96,766)	(55,953)	(33,464)
Manufacturing and distribution costs	(44,593)	(16,670)	(6,251)
General and administration costs	(37,930)	(31,891)	(23,367)
Other (losses)/gains (net)	11,180	(5,895)	(24,497)
Operating profit	87,080	97,824	36,639
Other losses/(gains) (net)	(11,180)	5,895	24,497
Depreciation and amortization	20,544	4,535	3,886
Total segment adjusted EBITDA	96,444	108,254	65,022
Operating segments | Precision Medicine
Disclosure of operating segments [line items]
Revenue from contracts with customers	621,930	508,508	329,205
Inter-segment revenue	0
Cost of sales	(222,750)	(178,263)	(123,445)
Gross profit	399,180	330,245	205,760
Research and development costs	(71,156)	(71,628)	(53,669)
Selling and marketing expenses	(82,359)	(55,358)	(33,358)
Manufacturing and distribution costs	(10,262)	(5,251)	(4,798)
General and administration costs	(22,303)	(27,777)	(20,707)
Other (losses)/gains (net)	(3,552)	(5,976)	(24,497)
Operating profit	209,548	164,255	68,731
Other losses/(gains) (net)	3,552	5,976	24,497
Depreciation and amortization	3,333	3,679	3,729
Total segment adjusted EBITDA	216,433	173,910	96,957
Operating segments | Therapeutics
Disclosure of operating segments [line items]
Revenue from contracts with customers	9,273	6,226	3,496
Inter-segment revenue	0
Cost of sales	(229)	0	0
Gross profit	9,044	6,226	3,496
Research and development costs	(98,039)	(55,877)	(31,258)
Selling and marketing expenses	(1,434)	(88)	(106)
Manufacturing and distribution costs	(4,238)	(22)	(69)
General and administration costs	(3,606)	(137)	(185)
Other (losses)/gains (net)	21	0	0
Operating profit	(98,252)	(49,898)	(28,122)
Other losses/(gains) (net)	(21)	0	0
Depreciation and amortization	278	0	0
Total segment adjusted EBITDA	(97,995)	(49,898)	(28,122)
Operating segments | Manufacturing Solutions
Disclosure of operating segments [line items]
Revenue from contracts with customers	172,591	1,817	277
Inter-segment revenue	72,514
Cost of sales	(222,853)	(2,125)	0
Gross profit	22,252	(308)	277
Research and development costs	(5,813)	(425)	(388)
Selling and marketing expenses	(12,973)	(507)	0
Manufacturing and distribution costs	(30,093)	(11,397)	(1,384)
General and administration costs	(12,021)	(3,977)	(2,475)
Other (losses)/gains (net)	14,711	81	0
Operating profit	(23,937)	(16,533)	(3,970)
Other losses/(gains) (net)	(14,711)	(81)	0
Depreciation and amortization	16,933	856	157
Total segment adjusted EBITDA	(21,715)	(15,758)	(3,813)
Inter-segment eliminations
Disclosure of operating segments [line items]
Revenue from contracts with customers	0
Inter-segment revenue	(72,514)
Cost of sales	68,476
Gross profit	(4,038)
Research and development costs	3,759	$ 0	$ 0
Selling and marketing expenses	0
Manufacturing and distribution costs	0
General and administration costs	0
Other (losses)/gains (net)	0
Operating profit	(279)
Other losses/(gains) (net)	0
Depreciation and amortization	0
Total segment adjusted EBITDA	$ (279)